UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM 12b-25
Commission File Number: 0-17840
NOTIFICATION OF LATE FILING
(Check One):       ☑ Form 10-K       ☐ Form 20-F       ☐ Form 11-K       ☐ Form 10-Q       ☐ Form 10D
     ☐ Form N-SAR       ☐ Form N-CSR
     For Period Ended: December 31, 2005
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
     For the Transition Period Ended:
     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: ___________________________________________________________________________________________________
PART I
REGISTRANT INFORMATION
New Horizons Worldwide, Inc.

Full name of registrant

Former name if applicable
1900 S. State College Boulevard

Address of principal executive office (Street and number)
Anaheim, CA 92806

City, state and zip code

PART II
RULE 12b-25 (b) AND (c)
     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III
NARRATIVE
     State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
     As previously reported by the Registrant in its Notification of Late Filing on Form 12b-25, dated November 8, 2005, the Registrant had to delay filing its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 with the Securities and Exchange Commission because additional time was needed to prepare the Registrant’s consolidated financial statements for the year ended December 31, 2004, as well as management’s annual report on internal control over financial reporting. The Registrant has yet to file its Annual Report on Form 10-K for fiscal year ended December 31, 2004, as well as its Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2005, June 30, 2005 and September 30, 2005.
     As reported in its Current Report on Form 8-K dated July 27, 2005, as amended on October 3, 2005, the Registrant dismissed the independent registered public accounting firm that audited its financial statements for the year ended December 31, 2003, and subsequently engaged a new independent registered public accounting firm. The Registrant continues to devote substantial resources to completing the above-mentioned tasks and assisting the Registrant’s new independent registered public accounting firm in completing its audit procedures in order to provide the Registrant with the required audit reports and attestation reports on management’s assessment of its internal control over financial reporting for the years ended December 31, 2004 and December 31, 2005. However, management has been unable to complete the control procedures and finalize the financial information necessary to prepare the information required to be included in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2005 (the “2005 Form 10-K”). As a result, the Registrant could not file the 2005 Form 10-K within the prescribed time period without unreasonable effort or expense. At the present time, the Registrant is unable to determine the date on which it will file its Annual Report on Form 10-K for fiscal year ended December 31, 2004, its Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2005, June 30, 2005 and September 30, 2005 and its 2005 Form 10-K.

PART IV
OTHER INFORMATION
     (1) Name and telephone number of person to contact in regard to this notification

Charles M. Caporale	(714)	940-8000

(Name)	(Area Code)	(Telephone Number)
     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
☐ Yes ☑ No
The Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2004 and Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2005, June 30, 2005 and September 30, 2005.
     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
☐ Yes ☐ No
     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
     Although it is possible that there will be a change in results of operations from the corresponding period of the prior fiscal year, the Registrant cannot quantify the extent of any such change at this time. The Registrant continues to devote its resources toward compiling the results of operations for the fiscal year ended December 31, 2004 and December 31, 2005. However, that process has not been completed. Accordingly, the results of operations for the corresponding period from the last fiscal year have not been determined, and a reasonable and reliable estimate of the results of the fiscal year ended December 31, 2005 cannot be made.
New Horizons Worldwide, Inc.

(Name of Registrant as Specified in Charter)
Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date June 13, 2006	By	/s/Charles M. Caporale

Charles M. Caporale, Senior Vice President and Chief
Financial Officer
     Instruction. The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.
ATTENTION
     Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).

3